NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION	12 Months Ended
Dec. 31, 2021
NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION
NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION

30.  NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION

The Corporation has access to the cash flows generated by its subsidiaries by way of distributions from its public subsidiaries and distributions and advances from its private subsidiaries. However, some of the Corporation’s subsidiaries have restrictions, based on contractual debt obligations and corporate solvency tests, regarding the amounts of distributions and advances that can be paid to the Corporation.

The U.S Securities and Exchange Commission requires that the non-consolidated financial statements of the parent corporation be presented when its subsidiaries have restrictions that may limit the amount of cash that can be paid to the parent corporation. These non-consolidated and condensed financial statements, as prepared under IFRS, are shown below.

Non-consolidated condensed statements of income and comprehensive income

	2021	2020	2019
Revenues
Dividends	$585.0	$611.0	$266.0
Distributions in excess of the investments in subsidiaries	713.2	—	311.7
Management fees	46.7	47.2	56.4
Interest on loans to the parent corporation	—	41.8	35.8
Other	60.4	51.2	64.4
	1,405.3	751.2	734.3
General and administrative expenses	110.4	100.3	118.7
Depreciation and amortization	5.8	5.8	5.8
Financial expenses	83.5	100.6	111.1
Loss on valuation and translation of financial instruments	—	0.2	0.2
Loss on debt refinancing	40.9	—	—
Other	5.2	(3.1)	2.8
Income before income taxes	1,159.5	547.4	495.7
Income taxes (recovery)	(10.1)	10.1	41.6
Net income	1,169.6	537.3	454.1
Other comprehensive income (loss)	2.3	(0.8)	16.4
Comprehensive income	$1,171.9	$536.5	$470.5

30.  NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION (continued)

Non-consolidated and condensed statements of cash flows

	2021	2020	2019
Cash flows related to operations
Net income	$1,169.6	$537.3	$454.1
Depreciation and amortization	5.8	5.8	5.8
Loss on valuation and translation of financial instruments	—	0.2	0.2
Amortization of financing costs	1.7	2.1	2.6
Loss on debt refinancing	40.9	—	—
Deferred income taxes	(9.8)	10.4	39.4
Other	0.8	(0.1)	2.2
Net change in non-cash balances related to operations	(19.7)	60.9	(31.2)
Cash flows provided by operations	1,189.3	616.6	473.1

Cash flows related to investing activities
Proceeds from disposal of subsidiaries	—	—	260.7
Net change in investments in subsidiaries	(97.8)	(94.2)	(46.4)
Acquisition of tax deductions from the parent corporation	(1.8)	(10.0)	(14.9)
Other	4.1	(4.2)	(7.3)
Cash flows (used in) provided by investing activities	(95.5)	(108.4)	192.1

Cash flows related to financing activities
Net change in bank indebtedness	—	(15.8)	10.2
Net change under revolving facilities, net of financing costs	—	(9.0)	8.6
Net change in advance from the parent corporation	4.7	16.9	—
Repayment of long-term debt	(539.7)	—	(434.3)
Repayment of lease liabilities	(1.4)	(1.5)	(1.2)
Settlement of hedging contracts	(1.6)	(1.6)	90.0
Dividends and reduction of paid-up capital	(565.0)	(1,186.1)	(100.0)
Net change in subordinated loans and notes payable - subsidiaries	(1,841.0)	920.0	(241.7)
Net change in convertible obligations, subordinated loans and notes receivable – subsidiaries	1,841.0	(920.8)	139.3
Net change in loans to the parent corporation	—	701.1	(105.0)
Net change in advances to or from subsidiaries	(4.7)	45.5	(24.3)
Cash flows used in financing activities	(1,107.7)	(451.3)	(658.4)

Net change in cash and cash equivalents	(13.9)	56.9	6.8
Cash and cash equivalents at the beginning of the year	63.7	6.8	—
Cash and cash equivalents at the end of the year	$49.8	$63.7	$6.8

30.  NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION (continued)

Non-consolidated and condensed balance sheets

	2021	2020
Assets
Current assets	$218.8	$187.0
Investments in subsidiaries at cost	705.8	618.2
Advances to subsidiaries	98.3	60.1
Convertible obligations, subordinated loans and notes receivable – subsidiaries	1,753.5	3,594.5
Other assets	331.1	325.0
	$3,107.5	$4,784.8

Liabilities and equity
Current liabilities	$116.3	$90.8
Advance from the parent corporation	21.6	16.9
Long-term debt	1,087.8	1,589.0
Advances from subsidiaries	204.8	171.2
Other liabilities	45.2	53.7
Subordinated loan and notes payable - subsidiaries	1,911.0	3,752.0
Deficit attributable to shareholders	(279.2)	(888.8)
	$3,107.5	$4,784.8